Employee Benefit (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Employee Benefits Liabilities

	As of December 31,
	2021			2020
	Current	Non-current	Total	Current	Non-current	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Employee benefit liabilities
Pension-Defined benefit plans	1,387	8,467	9,854	1,384	9,916	11,300
Long service leave	600	126	726	566	111	677
Total	1,987	8,593	10,580	1,950	10,027	11,977

Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets

The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2021	2020	2019
	US$’000	US$’000	US$’000
Current service cost	519	562	546
Past service cost	—	—	121
Interest cost on benefit obligation	127	147	254
Net benefit cost	646	709	921

	For the year ended December 31,
Other comprehensive income	2021	2020	2019
	US$’000	US$’000	US$’000
Actuarial loss / (gain) – experience	140	(328)	494
Actuarial (gain) / loss – demographic assumption	(23)	(1)	18
Actuarial (gain) / loss – financial assumption	(676)	130	1,215
Actuarial (gain) / loss	(559)	(199)	1,727

	For the year ended December 31,
Change in the defined obligation	2021	2020	2019
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	11,300	11,742	9,016
Current service cost	519	562	546
Past service cost	—	—	121
Interest cost on benefit obligation	127	147	254
Benefits paid directly by our Company	(746)	(954)	(535)
Actuarial (gain) / loss in other comprehensive income	(559)	(199)	1,727
Exchange differences	(787)	2	613
Defined benefit obligation at December 31	9,854	11,300	11,742

Disclosure Of Actuarial Assumptions For Defined Benefit Obligations Explanatory

The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the year ended December 31, 2021 and 2020 are as follows:

	2021	2020
	%	%
Discount rate	1.9	1.2-1.4
Rate of salary increase	5.0~6.0	5.0~6.0
Pre-retirement mortality	* Thailand TMO17 Tables	* Thailand TMO17 Tables
* TMO represented as Thailand Mortality Ordinary Tables

Maturity Profile of Defined Benefit Obligation

The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2021	2020
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	1,387	1,384
Between 2 and 5 years	1,770	2,040
Between 6 and 10 years	4,345	4,568
Beyond 10 years	13,893	17,114
Total expected payments	21,395	25,106

Weighted average duration of defined benefit obligation	9 years	9~10 years

Sensitivity Analysis of One-percentage Point Change in Assumed Rates

A one-percentage point change in the assumed rates would have yielded the following effects:

	2021	2020
	US$’000	US$’000
Discount rate – 1% increase	(817)	(984)
Discount rate – 1% decrease	960	1,159
Rate of salary increase – 1% increase	912	1,095
Rate of salary increase – 1% decrease	(796)	(953)